Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Equity [Abstract]
EQUITY

9. EQUITY

For the sake of undertaking a public offering of the Company’s common stock, the Company has performed a series of re-organizing transactions resulting in 20,000,000 of common stock and 20,000,000 of common stock outstanding as of December 31, 2024 and June 30, 2024 giving the retroactive effects to the 4 for 1 share split effected on May 16, 2023 and 5 for 1 reverse share split effected on October 15, 2024. The Company has accounted for these shares had they been issued and outstanding at the beginning of the first period presented. The Company only has one single class of common stock that is accounted for as permanent equity.

On May 16, 2023, the Company effected a forward share split of all issued and outstanding shares of 25,000,000 shares at a ratio of 1-to-4. As a result of the forward split, the Company now have 100,000,000 common stock issued and outstanding as of the date hereof. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying unaudited interim condensed consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 4 for 1 share split. The shares of common stock retain a par value of $0.001 per share. Accordingly, an amount equal to the par value of the increased shares resulting from the stock split was reclassified from “Additional paid-in capital” to “Common stock”.

On October 15, 2024, the Company effected the reverse share split of all issued and outstanding shares of 100,000,000 shares at a ratio of 5:1. As a result of the reverse share split, the Company now have 20,000,000 common stock issued and outstanding as of the date hereof. Unless indicated or the context otherwise requires, all number of common stock in this report has been retrospectively adjusted for the reverse share split, as if such reverse share split occurred on the first day of the years presented.

On March 7, 2025, the Company completed its initial public offering. In this offering, the Company issued 1,640,000 shares of common stock at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$6.56 million before deducting any underwriting discounts or expenses. The Shares began trading on the Nasdaq Capital Market on March 6, 2025 under the ticker symbol “ADVB.”

10. EQUITY

For the sake of undertaking a public offering of the Company’s common stock, the Company has performed a series of re-organizing transactions resulting in 25,000,000 of common stock and 24,750,000 of common stock outstanding as of June 30, 2024 and June 30, 2023. The Company has accounted for these shares had they been issued and outstanding at the beginning of the first period presented. The Company only has one single class of common stock that is accounted for as permanent equity.

The above mentioned re-organizing transactions and equity is before the share split on May 16, 2023.

On May 16, 2023, the Company effected a forward share split of all issued and outstanding shares of 25,000,000 shares at a ratio of 1-to-4. As a result of the forward split, the Company now have 100,000,000 common stock issued and outstanding as of the date hereof. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 4 for 1 share split. The shares of common stock retain a par value of $0.001 per share. Accordingly, an amount equal to the par value of the increased shares resulting from the stock split was reclassified from “Additional paid-in capital” to “Common stock”.

On October 15, 2024, the Company effected the reverse share split of all issued and outstanding shares of 100,000,000 shares at a ratio of 5:1. As a result of the reverse share split, the Company now have 20,000,000 common stock issued and outstanding as of the date hereof. Unless indicated or the context otherwise requires, all number of common stock in this report has been retrospectively adjusted for the reverse share split, as if such reverse share split occurred on the first day of the years presented.